LONG-TERM INVESTMENTS (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Sep. 30, 2017	Jul. 28, 2022	Mar. 31, 2022	Mar. 31, 2021	May 31, 2018
LONG-TERM INVESTMENTS
Long-term debt			¥ 233,000	¥ 312,560
Fixed annual interest rate (in percentage)			5.00%
Jincheng Consumer Finance (Sichuan) Co., Ltd. ("Jincheng")
LONG-TERM INVESTMENTS
Percentage of ownership in equity method investments	19.00%
Consideration for equity method investments	¥ 233,000
Jincheng Consumer Finance (Sichuan) Co., Ltd. ("Jincheng") | Subsequent Event
LONG-TERM INVESTMENTS
Long-term debt		¥ 290,000
Fixed annual interest rate (in percentage)		5.00%
Debt instrument carrying amount pledged		¥ 282,800
Weiche Information Technology Co., Ltd. ("Weiche")
LONG-TERM INVESTMENTS
Percentage of ownership in equity method investments					40.00%